March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Enhanced Global Dividend Trust (BOE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Enhanced Global Dividend Trust (BOE)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.9%
Teck Resources Ltd., Class B(a)	247,865	$ 12,846,716
China — 2.2%
Alibaba Group Holding Ltd.	967,404	15,163,559
France — 3.6%
Air Liquide SA	69,881	14,444,298
BNP Paribas SA	102,352	9,750,423
		24,194,721
Germany — 2.6%
Allianz SE, Registered Shares	42,078	17,770,314
India — 1.2%
AceVector Limited, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)(c)	566,400	150,365
Kotak Mahindra Bank Ltd.	2,206,385	8,305,589
		8,455,954
Japan — 6.3%
Hitachi Ltd.	431,600	12,661,197
Honda Motor Co. Ltd.	802,600	6,495,898
Shin-Etsu Chemical Co. Ltd.	257,500	10,485,085
Sony Group Corp.	651,200	13,572,778
		43,214,958
Mexico — 1.1%
Grupo Financiero Banorte SAB de CV, Class O	646,300	7,167,969
Netherlands — 2.1%
Koninklijke KPN NV	2,609,094	14,542,115
South Korea — 0.9%
SK Hynix, Inc.	11,094	6,294,345
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	657,760	14,207,326
Industria de Diseno Textil SA	118,247	6,883,016
		21,090,342
Taiwan — 5.9%
MediaTek, Inc.	203,000	9,736,923
Taiwan Semiconductor Manufacturing Co. Ltd.	531,000	30,710,132
		40,447,055
United Kingdom — 11.2%
AstraZeneca PLC	92,645	18,115,798
BAE Systems PLC	725,814	21,279,779
British American Tobacco PLC	260,694	15,135,582
Shell PLC	293,485	13,723,677
Taylor Wimpey PLC	6,771,171	8,042,253
		76,297,089
United States — 55.4%
Accenture PLC, Class A	44,556	8,835,009
Alphabet, Inc., Class A(d)(e)	101,524	29,194,241
Apple, Inc.(d)(e)	79,891	20,275,562
Applied Materials, Inc.	36,402	12,441,840
Assurant, Inc.(e)	50,499	10,999,187
Baker Hughes Co., Class A	161,796	9,877,646
Security	Shares	Value
United States (continued)
Broadcom, Inc.(d)(e)	87,148	$ 26,973,177
Carrier Global Corp.	184,821	10,407,270
Charles Schwab Corp.	108,062	10,155,667
Citizens Financial Group, Inc.	173,643	10,413,371
CMS Energy Corp.(d)(e)	276,198	21,427,441
Coca-Cola Co.	229,919	17,485,340
Equifax, Inc.	38,600	6,950,702
Flowserve Corp.	125,237	9,206,172
General Electric Co.	23,474	6,661,217
Intercontinental Exchange, Inc.(e)	63,501	9,987,437
Johnson & Johnson	70,391	17,206,376
M&T Bank Corp.	49,844	10,303,752
Meta Platforms, Inc., Class A(d)	22,890	13,096,056
Microsoft Corp.(e)	85,882	31,790,940
Oracle Corp.	38,175	5,615,924
Parker-Hannifin Corp.(e)	11,209	10,034,745
Procter & Gamble Co.	93,370	13,486,363
Progressive Corp.	66,483	13,179,590
Service Corp. International	128,314	10,587,188
Starbucks Corp.	72,018	6,452,093
TJX Cos., Inc.	66,248	10,579,806
Williams Cos., Inc.(e)	190,116	13,836,642
		377,460,754
Total Long-Term Investments — 97.5% (Cost: $526,644,286)		664,945,891
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(f)(g)	16,806,617	16,806,617
Total Short-Term Securities — 2.5% (Cost: $16,806,617)		16,806,617
Total Investments Before Options Written — 100.0% (Cost: $543,450,903)		681,752,508
Options Written — (0.7)% (Premiums Received: $(7,320,474))		(4,450,591)
Total Investments, Net of Options Written — 99.3% (Cost: $536,130,429)		677,301,917
Other Assets Less Liabilities — 0.7%		4,634,687
Net Assets — 100.0%		$ 681,936,604

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $150,365, representing less than 0.05% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 3,970,200	$ (3,970,200)	$ —	$ —	$ —	—	$ 26 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,505,831	11,300,786 (c)	—	—	—	16,806,617	16,806,617	92,771	—
				$ —	$ —	$ 16,806,617		$ 92,797	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class A	113	04/02/26	USD	325.00	USD	3,249	$ (113)
Apple, Inc.	72	04/02/26	USD	280.00	USD	1,827	(72)
Broadcom, Inc.	183	04/02/26	USD	345.00	USD	5,664	(458)
Charles Schwab Corp.	98	04/02/26	USD	100.00	USD	921	(2,450)
Meta Platforms, Inc., Class A	34	04/02/26	USD	670.00	USD	1,945	(68)
Procter & Gamble Co.	166	04/02/26	USD	167.50	USD	2,398	(8,798)
Progressive Corp.	104	04/02/26	USD	220.00	USD	2,062	(2,080)
Teck Resources Ltd., Class B	153	04/02/26	CAD	83.00	CAD	1,103	(770)
Williams Cos., Inc.	204	04/02/26	USD	73.00	USD	1,485	(13,260)
Alphabet, Inc., Class A	125	04/10/26	USD	320.00	USD	3,595	(1,063)
Apple, Inc.	37	04/10/26	USD	275.00	USD	939	(333)
Applied Materials, Inc.	64	04/10/26	USD	370.00	USD	2,187	(14,464)
Charles Schwab Corp.	99	04/10/26	USD	97.00	USD	930	(6,386)
Coca-Cola Co.	453	04/10/26	USD	81.00	USD	3,445	(11,325)
Meta Platforms, Inc., Class A	14	04/10/26	USD	680.00	USD	801	(210)
Microsoft Corp.	66	04/10/26	USD	415.00	USD	2,443	(363)
Starbucks Corp.	158	04/10/26	USD	101.00	USD	1,416	(4,266)
TJX Cos., Inc.	145	04/10/26	USD	160.00	USD	2,316	(33,640)
Accenture PLC, Class A	43	04/17/26	USD	235.00	USD	853	(860)
Apple, Inc.	85	04/17/26	USD	262.50	USD	2,157	(20,018)
Applied Materials, Inc.	108	04/17/26	USD	370.00	USD	3,691	(62,370)
Assurant, Inc.	111	04/17/26	USD	230.00	USD	2,418	(13,598)
Baker Hughes Co., Class A	112	04/17/26	USD	65.00	USD	684	(8,680)
Baker Hughes Co., Class A	408	04/17/26	USD	60.00	USD	2,491	(113,220)
Broadcom, Inc.	44	04/17/26	USD	335.00	USD	1,362	(14,300)
Carrier Global Corp.	434	04/17/26	USD	65.00	USD	2,444	(5,425)
Carrier Global Corp.	119	04/17/26	USD	69.85	USD	670	(265)
Charles Schwab Corp.	153	04/17/26	USD	100.00	USD	1,438	(13,311)
Coca-Cola Co.	487	04/17/26	USD	77.50	USD	3,704	(37,012)
Flowserve Corp.	275	04/17/26	USD	95.00	USD	2,022	(44,000)
Flowserve Corp.	276	04/17/26	USD	80.00	USD	2,029	(16,560)
General Electric Co.	12	04/17/26	USD	300.00	USD	341	(4,290)
Intercontinental Exchange, Inc.	174	04/17/26	USD	163.00	USD	2,737	(30,669)
M&T Bank Corp.	116	04/17/26	USD	250.00	USD	2,398	(5,800)
M&T Bank Corp.	117	04/17/26	USD	210.00	USD	2,419	(64,935)
Meta Platforms, Inc., Class A	26	04/17/26	USD	630.00	USD	1,488	(6,136)
Meta Platforms, Inc., Class A	26	04/17/26	USD	585.00	USD	1,488	(34,710)
Microsoft Corp.	79	04/17/26	USD	425.00	USD	2,924	(1,185)
Parker-Hannifin Corp.	36	04/17/26	USD	1,050.00	USD	3,223	(6,120)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Parker-Hannifin Corp.	37	04/17/26	USD	930.00	USD	3,312	$ (45,695)
Procter & Gamble Co.	166	04/17/26	USD	149.00	USD	2,398	(18,675)
Service Corp. International	282	04/17/26	USD	82.50	USD	2,327	(50,760)
Teck Resources Ltd., Class B	357	04/17/26	CAD	90.00	CAD	2,574	(4,363)
Williams Cos., Inc.	534	04/17/26	USD	75.00	USD	3,886	(50,730)
Accenture PLC, Class A	50	04/24/26	USD	220.00	USD	991	(5,500)
Alphabet, Inc., Class A	111	04/24/26	USD	325.00	USD	3,192	(7,770)
Apple, Inc.	47	04/24/26	USD	260.00	USD	1,193	(19,975)
Applied Materials, Inc.	109	04/24/26	USD	385.00	USD	3,726	(53,410)
Broadcom, Inc.	78	04/24/26	USD	340.00	USD	2,414	(30,615)
Charles Schwab Corp.	154	04/24/26	USD	99.00	USD	1,447	(22,561)
Coca-Cola Co.	324	04/24/26	USD	78.00	USD	2,464	(27,054)
Microsoft Corp.	199	04/24/26	USD	395.00	USD	7,366	(53,133)
Procter & Gamble Co.	78	04/24/26	USD	150.00	USD	1,127	(12,675)
Progressive Corp.	108	04/24/26	USD	215.00	USD	2,141	(14,850)
Starbucks Corp.	158	04/24/26	USD	101.00	USD	1,416	(7,900)
TJX Cos., Inc.	145	04/24/26	USD	160.00	USD	2,316	(57,275)
Williams Cos., Inc.	307	04/24/26	USD	75.00	USD	2,234	(39,142)
Alphabet, Inc., Class A	97	05/01/26	USD	315.00	USD	2,789	(31,040)
Johnson & Johnson	128	05/01/26	USD	250.00	USD	3,129	(64,960)
Progressive Corp.	103	05/01/26	USD	215.00	USD	2,042	(20,085)
Teck Resources Ltd., Class B	357	05/01/26	CAD	73.00	CAD	2,574	(107,785)
Microsoft Corp.	33	05/08/26	USD	390.00	USD	1,222	(30,607)
Carrier Global Corp.	435	05/15/26	USD	62.50	USD	2,449	(55,462)
Citizens Financial Group, Inc.	381	05/15/26	USD	60.00	USD	2,285	(109,537)
CMS Energy Corp.	570	05/15/26	USD	78.42	USD	4,422	(86,818)
Equifax, Inc.	112	05/15/26	USD	190.00	USD	2,017	(84,000)
Intercontinental Exchange, Inc.	174	05/15/26	USD	163.00	USD	2,737	(69,167)
Johnson & Johnson	127	05/15/26	USD	260.00	USD	3,104	(39,243)
Service Corp. International	282	05/15/26	USD	80.00	USD	2,327	(148,050)
							$ (1,972,420)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC	UBS AG	80,150	04/01/26	GBP	20.38	GBP	1,775	$ (171,683)
BNP Paribas SA	Citibank N.A.	16,100	04/02/26	EUR	95.72	EUR	1,327	—
CMS Energy Corp.	UBS AG	64,500	04/02/26	USD	78.10	USD	5,004	(13,135)
Koninklijke KPN NV	Goldman Sachs International	304,400	04/07/26	EUR	4.85	EUR	1,468	(13,103)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	28,200	04/08/26	HKD	154.23	HKD	3,466	(1)
Koninklijke KPN NV	Goldman Sachs International	437,000	04/08/26	EUR	4.82	EUR	2,107	(27,084)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	96,000	04/08/26	TWD	2,023.95	TWD	177,501	(977)
Citizens Financial Group, Inc.	Citibank N.A.	43,300	04/09/26	USD	64.32	USD	2,597	(7,710)
Hitachi Ltd.	Bank of America N.A.	95,000	04/14/26	JPY	4,998.57	JPY	442,290	(16,926)
Shin-Etsu Chemical Co. Ltd.	Bank of America N.A.	69,100	04/14/26	JPY	6,349.38	JPY	446,543	(83,924)
Sony Group Corp.	Bank of America N.A.	153,300	04/14/26	JPY	3,674.55	JPY	507,092	(7,028)
Air Liquide SA	UBS AG	13,800	04/16/26	EUR	175.44	EUR	2,468	(77,927)
AstraZeneca PLC	UBS AG	8,300	04/16/26	GBP	151.56	GBP	1,226	(12,927)
BAE Systems PLC	Goldman Sachs International	79,900	04/16/26	GBP	22.64	GBP	1,770	(46,878)
Banco Bilbao Vizcaya Argentaria SA	Barclays Bank PLC	9,350	04/16/26	EUR	18.38	EUR	175	(4,082)
Grupo Financiero Banorte SAB de CV, Class O	Morgan Stanley & Co. International PLC	145,000	04/16/26	MXN	197.97	MXN	28,823	(47,743)
Honda Motor Co. Ltd.	Goldman Sachs International	139,500	04/16/26	JPY	1,539.49	JPY	179,186	(1,688)
Koninklijke KPN NV	UBS AG	693,700	04/16/26	EUR	4.82	EUR	3,345	(65,204)
Taylor Wimpey PLC	Citibank N.A.	682,000	04/16/26	GBP	1.08	GBP	612	(1)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	28,200	04/21/26	HKD	138.78	HKD	3,466	(1,345)
Air Liquide SA	Goldman Sachs International	8,900	04/22/26	EUR	175.41	EUR	1,592	(58,487)
BAE Systems PLC	Goldman Sachs International	135,200	04/22/26	GBP	22.79	GBP	2,995	(71,069)
Honda Motor Co. Ltd.	JPMorgan Chase Bank N.A.	194,600	04/22/26	JPY	1,548.62	JPY	249,962	(3,652)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Shell PLC	Goldman Sachs International	107,400	04/22/26	EUR	36.65	EUR	4,345	$ (566,870)
Allianz SE, Registered Shares	Goldman Sachs International	18,600	04/28/26	EUR	358.46	EUR	6,796	(258,035)
Assurant, Inc.	Barclays Bank PLC	11,100	04/28/26	USD	220.00	USD	2,418	(64,333)
BAE Systems PLC	Goldman Sachs International	23,700	04/28/26	GBP	23.17	GBP	525	(9,366)
MediaTek, Inc.	Morgan Stanley & Co. International PLC	104,000	04/28/26	TWD	1,850.58	TWD	159,478	(29,060)
Alibaba Group Holding Ltd.	BNP Paribas SA	78,500	04/29/26	HKD	141.70	HKD	9,648	(5,847)
AstraZeneca PLC	Barclays Bank PLC	18,400	04/29/26	GBP	148.67	GBP	2,718	(91,579)
Taylor Wimpey PLC	BNP Paribas SA	682,000	04/29/26	GBP	0.99	GBP	612	(659)
Hitachi Ltd.	Goldman Sachs International	95,000	04/30/26	JPY	5,333.72	JPY	442,290	(23,316)
Shin-Etsu Chemical Co. Ltd.	Goldman Sachs International	49,300	04/30/26	JPY	6,646.82	JPY	318,590	(60,834)
Sony Group Corp.	Goldman Sachs International	133,200	04/30/26	JPY	3,690.17	JPY	440,605	(18,062)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	383,200	05/06/26	HKD	142.39	HKD	47,098	(41,603)
AstraZeneca PLC	UBS AG	21,400	05/06/26	GBP	155.87	GBP	3,161	(50,982)
BAE Systems PLC	Bank of America N.A.	80,200	05/06/26	GBP	24.70	GBP	1,776	(12,963)
Banco Bilbao Vizcaya Argentaria SA	Goldman Sachs International	161,100	05/06/26	EUR	19.25	EUR	3,011	(74,317)
MediaTek, Inc.	Bank of America N.A.	9,000	05/06/26	TWD	1,937.83	TWD	13,801	(3,631)
BNP Paribas SA	UBS AG	29,000	05/07/26	EUR	90.34	EUR	2,390	(30,318)
Honda Motor Co. Ltd.	JPMorgan Chase Bank N.A.	140,000	05/07/26	JPY	1,380.00	JPY	179,829	(14,401)
Taylor Wimpey PLC	Barclays Bank PLC	250,000	05/07/26	GBP	0.99	GBP	224	(424)
British American Tobacco PLC	Goldman Sachs International	114,700	05/13/26	GBP	44.80	GBP	5,031	(169,065)
Industria de Diseno Textil SA	Goldman Sachs International	89,000	05/13/26	EUR	52.53	EUR	4,482	(58,497)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	138,000	05/13/26	TWD	1,971.60	TWD	255,158	(120,215)
Taylor Wimpey PLC	Goldman Sachs International	1,365,300	05/13/26	GBP	0.88	GBP	1,225	(41,220)
								$ (2,478,171)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 12,846,716	$ —	$ —	$ 12,846,716
China	—	15,163,559	—	15,163,559
France	—	24,194,721	—	24,194,721
Germany	—	17,770,314	—	17,770,314
India	—	8,305,589	150,365	8,455,954
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Japan	$ —	$ 43,214,958	$ —	$ 43,214,958
Mexico	7,167,969	—	—	7,167,969
Netherlands	—	14,542,115	—	14,542,115
South Korea	—	6,294,345	—	6,294,345
Spain	—	21,090,342	—	21,090,342
Taiwan	—	40,447,055	—	40,447,055
United Kingdom	—	76,297,089	—	76,297,089
United States	377,460,754	—	—	377,460,754
Short-Term Securities
Money Market Funds	16,806,617	—	—	16,806,617
	$ 414,282,056	$ 267,320,087	$ 150,365	$ 681,752,508
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,785,501)	$ (2,665,090)	$ —	$ (4,450,591)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
SAB	Special Assessment Bonds